Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Assets Current	$ 2,168	$ 258	$ 1,651
Assets Non-current	19,932		1,378
Liabilities Current	17,581	5,275	97,929
Liabilities Non-current	7,802	16,053	424
Interest rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	796	248	1,279
Assets Non-current	850		1,378
Liabilities Current	40	60	16
Liabilities Non-current			424
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	796	248	1,279
Assets Non-current	850		1,378
Liabilities Current	40	60	16
Liabilities Non-current			424
Exchange rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	1,372	10	372
Assets Non-current	19,082
Liabilities Current	17,541	5,215	97,913
Liabilities Non-current	7,802	16,053
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	1,372	10	372
Assets Non-current	19,082
Liabilities Current	9,056		$ 97,913
Exchange rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Liabilities Current	8,485	5,215
Liabilities Non-current	$ 7,802	$ 16,053